Discontinued operations - Narrative (Details) $ in Thousands		12 Months Ended		26 Months Ended
	Nov. 11, 2021 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 USD ($) shares	Nov. 30, 2021 shares
Disclosure of detailed information about business combination [line items]
Total purchase consideration		$ 3,068	$ 1,782	$ 3,068
Shares issued (in shares) | shares		224,902	112,451	224,902
Acquisition related costs		$ 773	$ 2,857
Recovery on settlement of contingent consideration		0	9,891
Amortization expense		1,696	3,107
Impairment charges on intangible assets		2,266	13,017
Impairment charges on goodwill		23,991	0
Accumulated amortization
Disclosure of detailed information about business combination [line items]
Amortization expense		(1,696)	(3,107)
Impairment charges on intangible assets		2,266	13,017
Arcola Energy Limited
Disclosure of detailed information about business combination [line items]
Interests acquired	100.00%
Cash consideration	$ 7,157
Shares issued (in shares) | shares	337,353
Equity total value	$ 26,258	4,851		$ 4,851
Vesting period	2 years
Performance milestones, term				3 years
Recovery on settlement of contingent consideration			9,891
Amortization expense			13,017
Intangible assets and goodwill		$ 0		$ 0
Arcola Energy Limited | Top of range
Disclosure of detailed information about business combination [line items]
Total purchase consideration	$ 40,000
Ballard Motive Solutions
Disclosure of detailed information about business combination [line items]
Shares issued (in shares) | shares					337,353
Acquisition related costs			4,835
intangible assets fair value			$ 2,500